UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market Street, 12th Floor, San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman

Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor, San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-222-8222

Date of fiscal year end: May 31

Registrant is making a filing for 27 of its series:

Wells Fargo Growth Balanced Fund, Wells Fargo Moderate Balanced Fund, Wells Fargo C&B Large Cap Value Fund, Wells Fargo Diversified Equity Fund, Wells Fargo Emerging Growth Fund, Wells Fargo Index Fund, Wells Fargo International Value Fund, Wells Fargo Small Company Growth Fund, Wells Fargo Small Company Value Fund, Wells Fargo Dynamic Target Date Today Fund, Wells Fargo Dynamic Target Date 2015 Fund, Wells Fargo Dynamic Target Date 2020 Fund, Wells Fargo Dynamic Target Date 2025 Fund, Wells Fargo Dynamic Target Date 2030 Fund, Wells Fargo Dynamic Target Date 2035 Fund, Wells Fargo Dynamic Target Date 2040 Fund, Wells Fargo Dynamic Target Date 2045 Fund, Wells Fargo Dynamic Target Date 2050 Fund, Wells Fargo Dynamic Target Date 2055 Fund, Wells Fargo Dynamic Target Date 2060 Fund, Wells Fargo Core Bond Fund, Wells Fargo Real Return Fund, Wells Fargo WealthBuilder Conservative Allocation Portfolio, Wells Fargo WealthBuilder Growth Allocation Portfolio, Wells Fargo WealthBuilder Growth Balanced Portfolio, Wells Fargo WealthBuilder Moderate Balanced Portfolio, and Wells Fargo WealthBuilder Equity Portfolio.

Date of reporting period: August 31, 2016

ITEM 1. INVESTMENTS

Wells Fargo WealthBuilder Growth Balanced Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 2.45%
iShares MSCI Germany ETF			222,840	$5,840,636
iShares MSCI Japan ETF			715,110	8,781,551
iShares National AMT-Free Municipal Bond ETF			56,413	6,408,517
WisdomTree Japan Hedged Equity ETF			61,084	2,638,829

Total Exchange-Traded Funds (Cost $23,133,936)				23,669,533

Investment Companies : 97.28%

Affiliated Master Portfolios : 19.50%
Wells Fargo Core Bond Portfolio				110,063,676
Wells Fargo Emerging Growth Portfolio				21,933,641
Wells Fargo International Growth Portfolio				34,681,166
Wells Fargo Small Company Value Portfolio				22,066,351

				188,744,834

Alternative Investment Funds : 6.15%
AQR Managed Futures Strategy Fund Class R6			902,773	9,163,142
PIMCO CommodityRealReturn Strategy Fund Institutional Class			3,488,991	23,655,358
The Arbitrage Fund Class I †			717,642	9,444,170
Voya Global Real Estate Fund Class I			824,942	17,241,280

				59,503,950

Bond Funds : 20.38%
Oppenheimer International Bond Fund Class I			7,870,353	46,749,898
PIMCO High Yield Fund Institutional Class			7,208,239	63,648,752
Wells Fargo Government Securities Fund Institutional Class (l)			7,557,822	86,914,955

				197,313,605

Stock Funds : 51.25%
American Century Growth Fund Institutional Class			1,123,398	33,308,749
Calamos Market Neutral Income Fund Class I			693,257	8,998,480
DFA International Small Cap Value Portfolio Institutional Class			611,827	11,612,481
Dodge & Cox International Stock Fund			462,856	17,681,091
Invesco Growth and Income Fund Class R6			1,753,563	44,154,715
MFS Value Fund Class I			2,425,333	87,627,273
Oakmark Fund Class I			650,218	44,065,305
Oppenheimer Developing Markets Fund Class I			264,920	8,766,195
Royce Pennsylvania Mutual Fund Institutional Class			2,059,429	21,932,922
T. Rowe Price Blue Chip Growth Fund Retail Class †			648,246	46,861,677
T. Rowe Price International Discovery Fund			209,452	11,632,984
Templeton Institutional Foreign Equity Fund Primary Class			921,830	17,487,117
Thornburg International Value Fund Institutional Class			2,190,897	52,428,172
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			689,742	14,525,967
Wells Fargo Endeavor Select Fund Institutional Class †(l)			2,801,114	26,610,583
Wells Fargo Large Cap Growth Fund Class R6 (l)			570,829	26,583,492
Wells Fargo Small Cap Value Fund Class R6 †(l)			1,061,125	21,869,791

				496,146,994

Total Investment Companies (Cost $862,436,674)				941,709,383

	Yield
Short-Term Investments : 0.21%

Investment Companies : 0.12%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41%		1,128,931	1,128,931

		Maturity date	Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#	0.25	9-15-2016	$880,000	879,926

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo WealthBuilder Growth Balanced Portfolio

		Value
Total Short-Term Investments (Cost $2,008,839)		$2,008,857

Total investments in securities (Cost $887,579,449)*	99.94%	967,387,773
Other assets and liabilities, net	0.06	622,638

Total net assets	100.00%	$968,010,411

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $901,351,594 and unrealized gains (losses) consists of:

Gross unrealized gains	$112,375,501
Gross unrealized losses	(46,339,322)

Net unrealized gains	$66,036,179

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Growth Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Portfolio as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$23,669,533	$0	$0	$23,669,533
Investment companies	752,964,549	0	0	752,964,549
Short-term investments
Investment companies	1,128,931	0	0	1,128,931
U.S. Treasury securities	879,926	0	0	879,926
Investments measured at net asset value*				188,744,834

Total assets	$778,642,939	$0	$0	$967,387,773

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2016, each Portfolio’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Emerging Growth Portfolio	seeks long-term capital appreciation
International Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $188,744,834, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

An affiliated investment is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	770,740	0	80,998	689,742	$14,525,967
Wells Fargo Endeavor Select Fund Institutional Class	3,160,092	0	358,978	2,801,114	26,610,583
Wells Fargo Government Securities Fund Institutional Class	7,584,472	177,728	204,378	7,557,822	86,914,955
Wells Fargo Large Cap Growth Fund Class R6	644,959	3	74,133	570,829	26,583,492
Wells Fargo Small Cap Value Fund Class R6	1,083,617	89,071	111,563	1,061,125	21,869,791

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Core Bond Portfolio	3%	2%	$110,063,676
Wells Fargo Emerging Growth Portfolio	2	3	21,933,641
Wells Fargo International Growth Portfolio	23	23	34,681,166
Wells Fargo Small Company Value Portfolio	10	10	22,066,351

Derivative transactions

For the three months ended August 31, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	619 Short	10-Year U.S. Treasury Notes	$81,040,641	$104,651

Wells Fargo WealthBuilder Equity Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 3.01%
iShares MSCI Germany ETF			208,539	$5,465,807
iShares MSCI Japan ETF			669,922	8,226,642
WisdomTree Japan Hedged Equity ETF			64,641	2,792,491

Total Exchange-Traded Funds (Cost $16,073,698)				16,484,940

Investment Companies : 96.98%

Affiliated Master Portfolios : 13.48%
Wells Fargo Emerging Growth Portfolio				20,472,504
Wells Fargo International Growth Portfolio				32,795,273
Wells Fargo Small Company Value Portfolio				20,509,410

				73,777,187

Stock Funds : 83.50%
American Century Growth Fund Institutional Class			1,055,237	31,287,772
DFA International Small Cap Value Portfolio Institutional Class			573,887	10,892,376
Dodge & Cox International Stock Fund			432,550	16,523,425
Invesco Growth and Income Fund Class R6			1,635,001	41,169,325
MFS Value Fund Class I			2,277,935	82,301,798
Oakmark Fund Class I			607,141	41,145,916
Oppenheimer Developing Markets Fund Class I			248,420	8,220,231
Royce Pennsylvania Mutual Fund Institutional Class			1,924,612	20,497,117
T. Rowe Price Blue Chip Growth Fund Retail Class			610,464	44,130,445
T. Rowe Price International Discovery Fund			196,917	10,936,748
Templeton Institutional Foreign Equity Fund Primary Class			866,262	16,432,989
Thornburg International Value Fund Institutional Class			2,060,842	49,315,942
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			645,097	13,585,736
Wells Fargo Endeavor Select Fund Institutional Class (l) †			2,619,093	24,881,382
Wells Fargo Large Cap Growth Fund Class R6 (l)			537,110	25,013,230
Wells Fargo Small Cap Value Fund Class R6 (l) †			993,150	20,468,821

				456,803,253

Total Investment Companies (Cost $451,690,134)				530,580,440

Short-Term Investments : 0.29%

		Yield
Investment Companies : 0.29%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)		0.41%	1,564,145	1,564,145

Total Short-Term Investments (Cost $1,564,145)				1,564,145

Total investments in securities (Cost $469,327,981)*	100.28%			548,629,525
Other assets and liabilities, net	(0.28)			(1,556,941)

Total net assets	100.00%			$547,072,584

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
*	Cost for federal income tax purposes is $467,820,936 and unrealized gains (losses) consists of:

Gross unrealized gains	$87,147,176
Gross unrealized losses	(6,338,587)

Net unrealized gains	$80,808,589

Abbreviations:

ETF	Exchange-traded fund

1

Wells Fargo WealthBuilder Equity Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$16,484,940	$0	$0	$16,484,940
Investment companies	456,803,253	0	0	456,803,253
Short-term investments
Investment companies	1,564,145	0	0	1,564,145
Investments measured at net asset value*				73,777,187

Total assets	$474,852,338	$0	$0	$548,629,525

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2016, each Portfolio’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Emerging Growth Portfolio	seeks long-term capital appreciation
International Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $73,777,187, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three ended August 31, 2016 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	553,651	161,361	69,915	645,097	$13,585,736
Wells Fargo Endeavor Select Fund Institutional Class	2,260,399	830,801	472,107	2,619,093	24,881,382
Wells Fargo large Cap Growth Fund Class R6	464,289	170,684	97,863	537,110	25,013,230
Wells Fargo Small Cap Value Fund Institutional Class	773,175	302,457	82,482	993,150	20,468,821

In addition, the Portfolio invested in affiliated Master Portfolios. The Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Emerging Growth Portfolio	2%	2%	$20,472,504
Wells Fargo International Growth Portfolio	17	22	32,795,273
Wells Fargo Small Company Value Portfolio	7	9	20,509,410

Wells Fargo WealthBuilder Moderate Balanced Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Shares	Value
Exchange-Traded Funds : 2.27%
iShares MSCI Germany ETF		126,698	$3,320,757
iShares MSCI Japan ETF		407,951	5,009,638
iShares National AMT-Free Municipal Bond ETF		77,993	8,860,005
WisdomTree Japan Hedged Equity ETF		37,335	1,612,872

Total Exchange-Traded Funds (Cost $18,238,378)			18,803,272

Investment Companies : 97.78%

Affiliated Master Portfolios : 22.84%
Wells Fargo Core Bond Portfolio			144,440,472
Wells Fargo Emerging Growth Portfolio			12,499,094
Wells Fargo International Growth Portfolio			19,908,494
Wells Fargo Small Company Value Portfolio			12,576,063

			189,424,123

Alternative Investment Funds : 6.24%
AQR Managed Futures Strategy Fund Class R6		787,616	7,994,298
PIMCO CommodityRealReturn Strategy Fund Institutional Class		3,050,678	20,683,598
The Arbitrage Fund Class I †		626,486	8,244,562
Voya Global Real Estate Fund Class I		711,261	14,865,350

			51,787,808

Bond Funds : 34.14%
Oppenheimer International Bond Fund Class I		6,247,303	37,108,980
PIMCO High Yield Fund Institutional Class		8,013,840	70,762,205
Wells Fargo Government Securities Fund Institutional Class (l)		7,575,738	87,120,982
Wells Fargo Short Duration Government Bond Fund Class R6 (l)		8,824,612	88,157,879

			283,150,046

Stock Funds : 34.56%
American Century Growth Fund Institutional Class		642,431	19,048,089
Calamos Market Neutral Income Fund Class I		642,379	8,338,077
DFA International Small Cap Value Portfolio Institutional Class		349,506	6,633,627
Dodge & Cox International Stock Fund		263,711	10,073,758
Invesco Growth and Income Fund Class R6		1,000,327	25,188,240
MFS Value Fund Class I		1,386,671	50,100,420
Oakmark Fund Class I		371,014	25,143,591
Oppenheimer Developing Markets Fund Class I		150,824	4,990,776
Royce Pennsylvania Mutual Fund Institutional Class		1,175,686	12,521,053
T. Rowe Price Blue Chip Growth Fund Retail Class †		370,478	26,781,824
T. Rowe Price International Discovery Fund		119,589	6,641,970
Templeton Institutional Foreign Equity Fund Primary Class		526,862	9,994,575
Thornburg International Value Fund Institutional Class		1,253,272	29,990,789
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		391,470	8,244,357
Wells Fargo Endeavor Select Fund Institutional Class (l)†		1,603,572	15,233,935
Wells Fargo Large Cap Growth Fund Class R6 (l)		326,349	15,198,067
Wells Fargo Small Cap Value Fund Class R6 (l)†		605,522	12,479,813

			286,602,961

Total Investment Companies (Cost $763,451,588)			810,964,938

	Yield
Short-Term Investments : 0.33%

Investment Companies : 0.24%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41%	1,971,596	1,971,596

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo WealthBuilder Moderate Balanced Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$767,000	$766,936

Total Short-Term Investments (Cost $2,738,515)					2,738,532

Total investments in securities (Cost $784,428,481)*	100.38%				832,506,742
Other assets and liabilities, net	(0.38)				(3,166,101)

Total net assets	100.00%				$829,340,641

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $791,165,303 and unrealized gains (losses) consists of:

Gross unrealized gains	$71,158,871
Gross unrealized losses	(29,817,432)

Net unrealized gains	$41,341,439

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Moderate Balanced Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$18,803,272	$0	$0	$18,803,272
Investment companies	621,540,815	0	0	621,540,815
Short-term investments
Investment companies	1,971,596	0	0	1,971,596
U.S. Treasury securities	766,936	0	0	766,936
Investments measured at net asset value*				189,424,123

Total assets	$643,082,619	$0	$0	$832,506,742

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2016, the Portfolio’s investment in each affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $189,424,123, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2016 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	439,818	0	48,348	391,470	$8,244,357
Wells Fargo Endeavor Select Fund Institutional Class	1,825,750	0	222,178	1,603,572	15,233,935
Wells Fargo Government Securities Fund Institutional Class	7,628,131	106,802	159,195	7,575,738	87,120,982
Wells Fargo Large Cap Growth Fund Class R6	371,415	3	45,069	326,349	15,198,067
Wells Fargo Short Duration Government Bond Fund Class R6	8,779,414	146,938	101,740	8,824,612	88,157,879
Wells Fargo Small Cap Value Fund Class R6	619,765	50,170	64,413	605,522	12,479,813

2

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo Core Bond Portfolio	3%	3%	$144,440,472
Wells Fargo Emerging Growth Portfolio	1	2	12,499,094
Wells Fargo International Growth Portfolio	13	13	19,908,494
Wells Fargo Small Company Value Portfolio	6	6	12,576,063

Derivative transactions

For the three months ended August 31, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	539 Short	10-Year U.S. Treasury Notes	$70,566,891	$91,127

3

Wells Fargo WealthBuilder Growth Allocation Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Shares	Value
Exchange-Traded Funds : 2.62%
iShares MSCI Germany ETF		130,312	$3,415,478
iShares MSCI Japan ETF		418,345	5,137,277
iShares National AMT-Free Municipal Bond ETF		9,839	1,117,710
WisdomTree Japan Hedged Equity ETF		35,276	1,523,923

Total Exchange-Traded Funds (Cost $11,009,905)			11,194,388

Investment Companies : 97.19%

Affiliated Master Portfolios : 15.44%
Wells Fargo Core Bond Portfolio			19,683,572
Wells Fargo Emerging Growth Portfolio			12,859,534
Wells Fargo International Growth Portfolio			20,434,555
Wells Fargo Small Company Value Portfolio			12,904,043

			65,881,704

Alternative Investment Funds : 6.26%
AQR Managed Futures Strategy Fund Class R6		395,112	4,010,391
PIMCO CommodityRealReturn Strategy Fund Institutional Class		1,605,968	10,888,466
The Arbitrage Fund Class I †		317,351	4,176,335
Voya Global Real Estate Fund Class I		364,579	7,619,696

			26,694,888

Bond Funds : 7.47%
Oppenheimer International Bond Fund Class I		1,457,798	8,659,318
PIMCO High Yield Fund Institutional Class		1,323,036	11,682,407
Wells Fargo Government Securities Fund Institutional Class (l)		1,004,515	11,551,919

			31,893,644

Stock Funds : 68.02%
American Century Growth Fund Institutional Class		661,043	19,599,932
Calamos Market Neutral Income Fund Class I		312,836	4,060,606
DFA International Small Cap Value Portfolio Institutional Class		358,633	6,806,853
Dodge & Cox International Stock Fund		270,912	10,348,834
Invesco Growth and Income Fund Class R6		1,028,670	25,901,904
MFS Value Fund Class I		1,426,988	51,557,066
Oakmark Fund Class I		381,448	25,850,706
Oppenheimer Developing Markets Fund Class I		155,591	5,148,490
Royce Pennsylvania Mutual Fund Institutional Class		1,206,291	12,847,002
T. Rowe Price Blue Chip Growth Fund Retail Class †		381,447	27,574,822
T. Rowe Price International Discovery Fund		122,884	6,824,980
Templeton Institutional Foreign Equity Fund Primary Class		540,830	10,259,548
Thornburg International Value Fund Institutional Class		1,285,725	30,767,404
Wells Fargo Emerging Markets Equity Fund Class R6 (l)		404,949	8,528,233
Wells Fargo Endeavor Select Fund Institutional Class (l)†		1,647,392	15,650,228
Wells Fargo Large Cap Growth Fund Class R6 (l)		335,582	15,628,057
Wells Fargo Small Cap Value Fund Class R6 (l)†		622,546	12,830,667

			290,185,332

Total Investment Companies (Cost $378,861,125)			414,655,568

	Yield
Short-Term Investments : 0.23%

Investment Companies : 0.14%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41%	575,079	575,079

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo WealthBuilder Growth Allocation Portfolio

Security name		Yield	Maturity date	Principal	Value
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$389,000	$388,967

Total Short-Term Investments (Cost $964,038)					964,046

Total investments in securities (Cost $390,835,068)*	100.04%				426,814,002
Other assets and liabilities, net	(0.04)				(177,712)

Total net assets	100.00%				$426,636,290

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $393,816,787 and unrealized gains (losses) consists of:

Gross unrealized gains	$55,029,830
Gross unrealized losses	(22,032,615)

Net unrealized gains	$32,997,215

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Growth Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolios may deviate from this calculation time under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$11,194,388	$0	$0	$11,194,388
Investment companies	348,773,864	0	0	348,773,864
Short-term investments
Investment companies	575,079	0	0	575,079
U.S. Treasury securities	388,967	0	0	388,967
Investments measured at net asset value*				65,881,704

Total assets	$360,932,298	$0	$0	$426,814,002

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2016, the Portfolio’s investment in each affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $65,881,704, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

A summary of each Portfolio’s transactions in shares of affiliated Underlying Funds (excluding short-term investments and affiliated Master Portfolios) during the three months ended August 31, 2016 were as follows:

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	450,592	0	45,643	404,949	$8,528,233
Wells Fargo Endeavor Select Fund Institutional Class	1,862,181	0	214,789	1,647,392	15,650,228
Wells Fargo Government Securities Fund Institutional Class	1,029,283	18,146	42,914	1,004,515	11,551,919
Wells Fargo Large Cap Growth Fund Class R6	379,154	0	43,572	335,582	15,628,057
Wells Fargo Small Cap Value Fund Class R6	634,547	51,496	63,497	622,546	12,830,667

2

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo Core Bond Portfolio	0	%*	0	%*	$19,683,572
Wells Fargo Emerging Growth Portfolio	1		2		12,859,534
Wells Fargo International Growth Portfolio	14		14		20,434,555
Wells Fargo Small Company Value Portfolio	6		6		12,904,043

*	The amount invested is less than 1%.

Derivative transactions

For the three months ended August 31, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	273 Short	10-Year U.S. Treasury Notes	$35,741,672	$46,155

3

Wells Fargo WealthBuilder Conservative Allocation Portfolio	Portfolio of investments — August 31, 2016 (unaudited)

Security name			Shares	Value
Exchange-Traded Funds : 2.08%
iShares MSCI Germany ETF			40,032	$1,049,239
iShares MSCI Japan ETF			129,105	1,585,409
iShares National AMT-Free Municipal Bond ETF			68,444	7,775,238
WisdomTree Japan Hedged Equity ETF			12,739	550,325

Total Exchange-Traded Funds (Cost $10,509,097)				10,960,211

Investment Companies : 98.10%

Affiliated Master Portfolios : 26.65%
Wells Fargo Core Bond Portfolio				126,335,757
Wells Fargo Emerging Growth Portfolio				3,968,112
Wells Fargo International Growth Portfolio				6,305,534
Wells Fargo Small Company Value Portfolio				4,001,007

				140,610,410

Alternative Investment Funds : 6.40%
AQR Managed Futures Strategy Fund Class R6			513,423	5,211,243
PIMCO CommodityRealReturn Strategy Fund Institutional Class			2,034,350	13,792,894
The Arbitrage Fund Class I †			401,709	5,286,490
Voya Global Real Estate Fund Class I			453,388	9,475,813

				33,766,440

Bond Funds : 47.32%
Oppenheimer International Bond Fund Class I			4,081,836	24,246,107
PIMCO High Yield Fund Institutional Class			6,077,846	53,667,383
Wells Fargo Government Securities Fund Institutional Class (l)			6,478,316	74,500,630
Wells Fargo Short Duration Government Bond Fund Class R6 (l)			9,740,586	97,308,451

				249,722,571

Stock Funds : 17.73%
American Century Growth Fund Institutional Class			203,545	6,035,099
Calamos Market Neutral Income Fund Class I			407,187	5,285,286
DFA International Small Cap Value Portfolio Institutional Class			110,654	2,100,222
Dodge & Cox International Stock Fund			83,606	3,193,746
Invesco Growth and Income Fund Class R6			318,229	8,012,995
MFS Value Fund Class I			440,031	15,898,317
Oakmark Fund Class I			118,028	7,998,738
Oppenheimer Developing Markets Fund Class I			47,753	1,580,158
Royce Pennsylvania Mutual Fund Institutional Class			373,875	3,981,773
T. Rowe Price Blue Chip Growth Fund Retail Class †			117,558	8,498,301
T. Rowe Price International Discovery Fund			37,821	2,100,568
Templeton Institutional Foreign Equity Fund Primary Class			166,824	3,164,656
Thornburg International Value Fund Institutional Class			396,715	9,493,381
Wells Fargo Emerging Markets Equity Fund Class R6 (l)			124,006	2,611,557
Wells Fargo Endeavor Select Fund Institutional Class †(l)			507,444	4,820,716
Wells Fargo Large Cap Growth Fund Class R6 (l)			103,520	4,820,907
Wells Fargo Small Cap Value Fund Class R6 †(l)			192,276	3,962,816

				93,559,236

Total Investment Companies (Cost $493,593,554)				517,658,657

	Yield
Short-Term Investments : 0.21%

Investment Companies : 0.16%
Wells Fargo Cash Investment Money Market Fund Select Class (l)(u)	0.41%		869,728	869,728

		Maturity date	Principal
U.S. Treasury Securities : 0.05%
U.S. Treasury Bill (z)#	0.25	9-15-2016	$239,000	238,980

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo WealthBuilder Conservative Allocation Portfolio

		Value
Total Short-Term Investments (Cost $1,108,703)		$1,108,708

Total investments in securities (Cost $505,211,354)*	100.39%	529,727,576
Other assets and liabilities, net	(0.39)	(2,078,496)

Total net assets	100.00%	$527,649,080

†	Non-income-earning security
(l)	The issuer of the security is an affiliated person of the Portfolio as defined in the Investment Company Act of 1940.
(u)	The rate represents the 7-day annualized yield at period end.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $512,717,209 and unrealized gains (losses) consists of:

Gross unrealized gains	$34,905,797
Gross unrealized losses	(17,895,430)

Net unrealized gains	$17,010,367

Abbreviations:

AMT	Alternative minimum tax
ETF	Exchange-traded fund

2

Wells Fargo WealthBuilder Conservative Allocation Portfolio (the “Portfolio”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Portfolio is a fund-of-funds that invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to pursue its investment objective. Investments in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Portfolio may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Portfolio as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Portfolio’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Portfolio. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Portfolio is subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolio may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Portfolio’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$10,960,211	$0	$0	$10,960,211
Investment companies	377,048,247	0	0	377,048,247
Short-term investments
Investment companies	869,728	0	0	869,728
U.S. Treasury securities	238,980	0	0	238,980
Investments measured at net asset value*				140,610,410

Total assets	$389,117,166	$0	$0	$529,727,576

Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Portfolio recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Portfolio did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2016, each Portfolio’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Emerging Growth Portfolio	seeks long-term capital appreciation
International Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $140,610,410, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Investments in affiliates

An affiliated investment is under common ownership or control of the Portfolio or which the Portfolio has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were either affiliates of the Portfolio at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Emerging Markets Equity Fund Class R6	139,881	1,042	16,917	124,006	$2,611,557
Wells Fargo Endeavor Select Fund Institutional Class	571,104	3,014	66,674	507,444	4,820,716
Wells Fargo Government Securities Fund Institutional Class	6,475,834	130,275	127,793	6,478,316	74,500,630
Wells Fargo Large Cap Growth Fund Class R6	116,760	1,424	14,664	103,520	4,820,907
Wells Fargo Short Duration Government Bond Fund Class R6	9,604,049	206,339	69,802	9,740,586	97,308,451
Wells Fargo Small Cap Value Fund Class R6	194,282	16,361	18,367	192,276	3,962,816

In addition, the Portfolio’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo Core Bond Portfolio	3%		3%		$126,335,757
Wells Fargo Emerging Growth Portfolio	0	*	0	*	3,968,112
Wells Fargo International Growth Portfolio	4		4		6,305,534
Wells Fargo Small Company Value Portfolio	2		2		4,001,007

*	The amount invested is less than 1%.

Derivative transactions

For the three months ended August 31, 2016, the Portfolio entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Portfolio had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	168 Short	10-Year U.S. Treasury Notes	$21,994,875	$28,403

Wells Fargo Growth Balanced Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name					Value
Investment Companies : 100.48%

Affiliated Master Portfolios : 100.48%
Wells Fargo C&B Large Cap Value Portfolio					$14,377,592
Wells Fargo Core Bond Portfolio					18,401,335
Wells Fargo Diversified Large Cap Growth Portfolio					42,601,621
Wells Fargo Emerging Growth Portfolio					4,293,475
Wells Fargo Index Portfolio					42,909,983
Wells Fargo International Growth Portfolio					12,566,964
Wells Fargo International Value Portfolio					12,833,696
Wells Fargo Large Company Value Portfolio					28,627,764
Wells Fargo Managed Fixed Income Portfolio					64,426,950
Wells Fargo Real Return Portfolio					9,181,736
Wells Fargo Small Company Growth Portfolio					4,297,654
Wells Fargo Small Company Value Portfolio					8,619,612

Total Investment Companies (Cost $233,031,491)					263,138,382

Short-Term Investments : 0.09%

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.09%
U.S. Treasury Bill #(z)		0.25%	9-15-2016	$238,000	237,980

Total Short-Term Investments (Cost $237,975)					237,980

Total investments in securities (Cost $233,269,466)*	100.57%				263,376,362
Other assets and liabilities, net	(0.57)				(1,481,666)

Total net assets	100.00%				$261,894,696

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $234,272,777 and unrealized gains (losses) consists of:

Gross unrealized gains	$29,103,585
Gross unrealized losses	0

Net unrealized gains	$29,103,585

1

Wells Fargo Growth Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of August 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	4%
Wells Fargo Core Bond Portfolio	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	37
Wells Fargo Emerging Growth Portfolio	1
Wells Fargo Index Portfolio	2
Wells Fargo International Growth Portfolio	8
Wells Fargo International Value Portfolio	3
Wells Fargo Large Company Value Portfolio	36
Wells Fargo Managed Fixed Income Portfolio	49
Wells Fargo Real Return Portfolio	13
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	4

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S Treasury Securities	$237,980	$0	$0	$237,980
Investments measured at net asset value*				263,138,382

Total assets	237,980	0	0	263,376,362

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2016, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
C&B Large Cap Value Portfolio	seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Diversified Large Cap Growth Portfolio	seeks long-term capital appreciation
Emerging Growth Portfolio	seeks long-term capital appreciation
Index Portfolio	seeks to replicate the total return of the S&P 500 Index, before expenses
International Growth Portfolio	seeks long-term capital appreciation
International Value Portfolio	seeks long-term capital appreciation
Large Company Value Portfolio	seeks long-term capital appreciation
Managed Fixed Income Portfolio	seeks consistent fixed-income returns
Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Small Company Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $263,138,382, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	167 Short	10-Year U.S. Treasury Notes	$21,863,953	$28,236

Wells Fargo Moderate Balanced Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name					Value
Investment Companies : 99.87%

Affiliated Master Portfolios : 99.87%
Wells Fargo C&B Large Cap Value Portfolio					$7,058,225
Wells Fargo Core Bond Portfolio					19,013,361
Wells Fargo Diversified Large Cap Growth Portfolio					20,983,072
Wells Fargo Emerging Growth Portfolio					2,106,463
Wells Fargo Index Portfolio					21,111,898
Wells Fargo International Growth Portfolio					6,319,834
Wells Fargo International Value Portfolio					6,351,260
Wells Fargo Large Company Value Portfolio					14,100,290
Wells Fargo Managed Fixed Income Portfolio					66,557,467
Wells Fargo Real Return Portfolio					9,499,670
Wells Fargo Small Company Growth Portfolio					2,110,379
Wells Fargo Small Company Value Portfolio					4,217,337
Wells Fargo Stable Income Portfolio					31,682,528

Total Investment Companies (Cost $197,142,968)					211,111,784

		Yield	Maturity date	Principal
Short-Term Investments : 0.09%

U.S. Treasury Securities : 0.09%
U.S. Treasury Bill #(z)		0.25%	9-15-2016	$192,000	191,984

Total Short-Term Investments (Cost $191,980)					191,984

Total investments in securities (Cost $197,334,948)*	99.96%				211,303,768
Other assets and liabilities, net	0.04				83,319

Total net assets	100.00%				$211,387,087

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $196,528,031 and unrealized gains (losses) consists of:

Gross unrealized gains	$14,775,737
Gross unrealized losses	0

Net unrealized gains	$14,775,737

1

Wells Fargo Moderate Balanced Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of August 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	2%
Wells Fargo Core Bond Portfolio	0	*
Wells Fargo Diversified Large Cap Growth Portfolio	18
Wells Fargo Emerging Growth Portfolio	0	*
Wells Fargo Index Portfolio	1
Wells Fargo International Growth Portfolio	4
Wells Fargo International Value Portfolio	1
Wells Fargo Large Company Value Portfolio	18
Wells Fargo Managed Fixed Income Portfolio	51
Wells Fargo Real Return Portfolio	13
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	2
Wells Fargo Stable Income Portfolio	100

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1	–	quoted prices in active markets for identical securities

Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3	–	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Short-term investments
U.S Treasury Securities	$191,984	$0	$0	$191,984
Investments measured at net asset value*				211,111,784

Total assets	$191,984	$0	$0	$211,303,768

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

As of August 31, 2016, each Fund’s investment in an affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
C&B Large Cap Value Portfolio	seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Diversified Large Cap Growth Portfolio	seeks long-term capital appreciation
Emerging Growth Portfolio	seeks long-term capital appreciation
Index Portfolio	seeks to replicate the total return of the S&P 500 Index, before expenses
International Growth Portfolio	seeks long-term capital appreciation
International Value Portfolio	seeks long-term capital appreciation
Large Company Value Portfolio	seeks long-term capital appreciation
Managed Fixed Income Portfolio	seeks consistent fixed-income returns
Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Small Company Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation
Stable Income Portfolio	seeks current income consistent with capital preservation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $211,111,784, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	135 Short	10-Year U.S. Treasury Notes	$17,674,453	$22,824

Wells Fargo C&B Large Cap Value Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.04%

Affiliated Master Portfolios : 100.04%
Wells Fargo C&B Large Cap Value Portfolio		$311,508,264
Total Investment Companies (Cost $247,628,639)		311,508,264

Total investments in securities (Cost $247,628,639)*	100.04%	311,508,264
Other assets and liabilities, net	(0.04)	(124,105)

Total net assets	100.00%	$311,384,159

*	Cost for federal income tax purposes is $254,686,859 and unrealized gains (losses) consists of:

Gross unrealized gains	$56,821,405
Gross unrealized losses	0

Net unrealized gains	$56,821,405

1

Wells Fargo C&B Large Cap Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 88% of Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2016, the Fund’s investment in Wells Fargo C&B Large Cap Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking maximum long-term total returns (current income and capital appreciation), consistent with minimizing risk to principal, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $311,508,264 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Diversified Equity Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.06%

Affiliated Master Portfolios : 100.06%
Wells Fargo C&B Large Cap Value Portfolio		$17,662,101
Wells Fargo Diversified Large Cap Growth Portfolio		52,260,459
Wells Fargo Emerging Growth Portfolio		5,270,581
Wells Fargo Index Portfolio		52,696,727
Wells Fargo International Growth Portfolio		15,625,992
Wells Fargo International Value Portfolio		15,805,086
Wells Fargo Large Company Value Portfolio		35,172,786
Wells Fargo Small Company Growth Portfolio		5,273,233
Wells Fargo Small Company Value Portfolio		10,571,722

Total Investment Companies (Cost $161,541,857)		210,338,687

Total investments in securities (Cost $161,541,857)*	100.06%	210,338,687
Other assets and liabilities, net	(0.06)	(135,941)

Total net assets	100.00%	$210,202,746

*	Cost for federal income tax purposes is $169,421,829 and unrealized gains (losses) consists of:

Gross unrealized gains	$48,796,830
Gross unrealized losses	(7,879,972)

Net unrealized gains	$40,916,858

1

Wells Fargo Diversified Equity Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund has acquired an indirect interest in those securities. As of August 31, 2016, the Fund owns the following percentage of each affiliated Master Portfolio:

Wells Fargo C&B Large Cap Value Portfolio	5%
Wells Fargo Diversified Large Cap Growth Portfolio	45
Wells Fargo Emerging Growth Portfolio	1
Wells Fargo Index Portfolio	2
Wells Fargo International Growth Portfolio	11
Wells Fargo International Value Portfolio	3
Wells Fargo Large Company Value Portfolio	44
Wells Fargo Small Company Growth Portfolio	0	*
Wells Fargo Small Company Value Portfolio	5

*	The amount invested is less than 1%.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time).

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of August 31, 2016, the Fund’s investment in each affiliated Master Portfolio was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Diversified Large Cap Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Emerging Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Index Portfolio	Seeks to replicate the total return of the S&P 500 Index, before expenses
Wells Fargo International Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo International Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

At August 31, 2016, the affiliated Master Portfolios in aggregate were valued at $210,338,687, do not have a redemption period notice, can be redeemed daily and do not have any unfunded commitments.

Wells Fargo Emerging Growth Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.18%

Affiliated Master Portfolios : 100.18%
Wells Fargo Emerging Growth Portfolio		$769,309,276

Total Investment Companies (Cost $565,788,819)		769,309,276

Total investments in securities (Cost $565,788,819)*	100.18%	769,309,276
Other assets and liabilities, net	(0.18)	(1,357,935)

Total net assets	100.00%	$767,951,341

*	Cost for federal income tax purposes is $569,923,591 and unrealized gains (losses) consists of:

Gross unrealized gains	$199,385,685
Gross unrealized losses	0

Net unrealized gains	$199,385,685

1

Wells Fargo Emerging Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 90.22% of Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of August 31, 2016, the Fund’s investment in Wells Fargo Emerging Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $769,309,276 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Index Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.92%

Affiliated Master Portfolios : 100.92%
Wells Fargo Index Portfolio		$2,195,962,421

Total Investment Companies (Cost $809,539,314)		2,195,962,421

Total investments in securities (Cost $809,539,314)*	100.92%	2,195,962,421
Other assets and liabilities, net	(0.92)	(20,072,598)

Total net assets	100.00%	$2,175,889,823

*	Cost for federal income tax purposes is $855,405,667 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,340,556,754
Gross unrealized losses	0

Net unrealized gains	$1,340,556,754

1

Wells Fargo Index Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 95% of Wells Fargo Index Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of August 31, 2016, the Fund’s investment in Wells Fargo Index Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking to replicate the total return of the S&P 500 Index (before expenses) was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $2,195,962,421 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo International Value Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.01%

Affiliated Master Portfolios : 100.01%
Wells Fargo International Value Portfolio		$456,427,056

Total Investment Companies (Cost $501,836,168)		456,427,056

Total investments in securities (Cost $501,836,168)*	100.01%	456,427,056
Other assets and liabilities, net	(0.01)	(55,317)

Total net assets	100.00%	$456,371,739

*	Cost for federal income tax purposes is $502,772,618 and unrealized gains (losses) consists of:

Gross unrealized gains	$0
Gross unrealized losses	(46,345,562)

Net unrealized losses	$(46,345,562)

1

Wells Fargo International Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 93% of Wells Fargo International Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2016, the Fund’s investment in Wells Fargo International Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $456,427,056 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Growth Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.17%

Affiliated Master Portfolios : 100.17%
Wells Fargo Small Company Growth Portfolio		$1,284,011,434

Total Investment Companies (Cost $1,157,757,534)		1,284,011,434

Total investments in securities (Cost $1,157,757,534)*	100.17%	1,284,011,434
Other assets and liabilities, net	(0.17)	(2,118,603)

Total net assets	100.00%	$1,281,892,831

*	Cost for federal income tax purposes is $1,178,636,249 and unrealized gains (losses) consists of:

Gross unrealized gains	$105,375,185
Gross unrealized losses	0

Net unrealized gains	$105,375,185

1

Wells Fargo Small Company Growth Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 99% of Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2016, the Fund’s investment in Wells Fargo Small Company Growth Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $1,284,011,434 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Small Company Value Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 100.00%

Affiliated Master Portfolios : 100.00%
Wells Fargo Small Company Value Portfolio		$127,595,751

Total Investment Companies (Cost $114,489,506)		127,595,751

Total investments in securities (Cost $114,489,506)*	100.00%	127,595,751
Other assets and liabilities, net	0.00	6,013

Total net assets	100.00%	$127,601,764

*	Cost for federal income tax purposes is $119,546,421 and unrealized gains (losses) consists of:

Gross unrealized gains	$8,049,330
Gross unrealized losses	0

Net unrealized gains	$8,049,330

1

Wells Fargo Small Company Value Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 57% of Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investment in the affiliated Master Portfolio is valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2016, the Fund’s investment in Wells Fargo Small Company Value Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking long-term capital appreciation, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $127,595,751 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Core Bond Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 99.93%

Affiliated Master Portfolios : 99.93%
Wells Fargo Core Bond Portfolio		$4,320,075,668

Total Investment Companies (Cost $4,251,152,683)		4,320,075,668

Total investments in securities (Cost $4,251,152,683)*	99.93%	4,320,075,668
Other assets and liabilities, net	0.07	2,873,784

Total net assets	100.00%	$4,322,949,452

*	Cost for federal income tax purposes is $4,254,745,178 and unrealized gains (losses) consists of:

Gross unrealized gains	$65,330,490
Gross unrealized losses	0

Net unrealized gains	$65,330,490

1

Wells Fargo Core Bond Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 91% of Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of the affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

As of August 31, 2016, the Fund’s investment in Wells Fargo Core Bond Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking total return (consisting of income and capital appreciation), was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $4,320,075,668 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Real Return Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name		Value
Investment Companies : 99.36%

Affiliated Master Portfolios : 99.36%
Wells Fargo Real Return Portfolio		$51,405,225

Total Investment Companies (Cost $49,748,708)		51,405,225

Total investments in securities (Cost $49,748,708)*	99.36%	51,405,225
Other assets and liabilities, net	0.64	331,583

Total net assets	100.00%	$51,736,808

*	Cost for federal income tax purposes is $49,689,765 and unrealized gains (losses) consists of:

Gross unrealized gains	$1,715,460
Gross unrealized losses	0

Net unrealized gains	$1,715,460

1

Wells Fargo Real Return Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund seeks to achieve its investment objective by investing all investable assets in a separate diversified portfolio (an “affiliated Master Portfolio”) of Wells Fargo Master Trust, a registered open-end management investment company. Since the affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities. A portfolio of investments for the affiliated Master Portfolio is included with this filing. As of August 31, 2016, the Fund owns 72% of Wells Fargo Real Return Portfolio, the affiliated Master Portfolio.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in an affiliated Master Portfolio are valued daily based on the Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which is also valued daily.

Fair valuation measurements

At August 31, 2016, the Fund’s investment in Wells Fargo Real Return Portfolio, the affiliated Master Portfolio with a substantially identical investment objective seeking returns that exceed the rate of inflation over the long-term, was measured at fair value using the net asset value per share (or its equivalent) as a practical expedient. At August 31, 2016, the affiliated Master Portfolio valued at $51,405,225 does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

Wells Fargo Dynamic Target Today Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 28.58%
iShares Global Infrastructure ETF				2,503	$102,022
Schwab International Equity ETF				7,004	198,774
Schwab U.S. Aggregate Bond ETF				10,577	568,302
Schwab U.S. Broad Market ETF				9,009	472,072
Schwab U.S. REIT ETF				3,497	153,064

Total Exchange-Traded Funds (Cost $1,437,947)					1,494,234

Investment Companies : 70.14%

Affiliated Master Portfolios : 23.80%
Wells Fargo C&B Large Cap Value Portfolio					85,071
Wells Fargo Core Bond Portfolio					682,157
Wells Fargo Large Company Value Portfolio					84,676
Wells Fargo Real Return Portfolio					282,302
Wells Fargo Small Company Growth Portfolio					54,762
Wells Fargo Small Company Value Portfolio					55,278

					1,244,246

Bond Funds : 25.01%
Wells Fargo International Bond Fund Class R6 (l)†				26,317	283,434
Wells Fargo Short-Term Bond Fund Institutional Class (l)				58,150	511,142
Wells Fargo Strategic Income Fund Institutional Class (l)				55,711	513,096

					1,307,672

Stock Funds : 21.33%
Calamos Market Neutral Income Fund Class I				19,653	255,090
Wells Fargo Diversified International Fund Class R6 (l)				20,637	235,877
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				10,484	106,829
Wells Fargo Endeavor Select Fund Institutional Class (l)†				13,256	125,936
Wells Fargo Enterprise Fund Class R6 (l)†				1,988	90,058
Wells Fargo Intrinsic Value Fund Class R6 (l)				7,044	84,385
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				8,395	125,927
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				2,705	91,407

					1,115,509

Total Investment Companies (Cost $3,617,868)					3,667,427

		Yield	Maturity date	Principal
Short-Term Investments : 0.10%

U.S. Treasury Securities : 0.10%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,060,814)*	98.82%				5,166,661
Other assets and liabilities, net	1.18				61,653

Total net assets	100.00%				$5,228,314

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,065,544 and unrealized gains (losses) consists of:

Gross unrealized gains	$174,144
Gross unrealized losses	(73,027)

Net unrealized gains	$101,117

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Wells Fargo Dynamic Target Today Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,494,234	$0	$0	$1,494,234
Investment companies	2,423,181	0	0	2,423,181
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				1,244,246

Total assets	$3,922,415	$0	$0	$5,166,661

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,244,246. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The investment objective of each Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	20,420	495	278	20,637	$235,877
Wells Fargo Emerging Markets Equity Income Fund Class R6	10,965	165	646	10,484	106,829
Wells Fargo Endeavor Select Fund Institutional Class	13,451	11	206	13,256	125,936
Wells Fargo Enterprise Fund Class R6	2,082	1	95	1,988	90,058
Wells Fargo International Bond Fund Class R6	26,414	604	701	26,317	283,434
Wells Fargo Intrinsic Value Fund Class R6	7,085	3	44	7,044	84,385
Wells Fargo Premier Large Company Growth Fund Class R6	8,539	17	161	8,395	125,927
Wells Fargo Short-Term Bond Fund Institutional Class	56,295	2,397	542	58,150	511,142
Wells Fargo Special Mid Cap Value Fund Class R6	2,795	0	90	2,705	91,407
Wells Fargo Strategic Income Fund Institutional Class	54,721	1,601	611	55,711	513,096

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.03%		0.02%		$85,071
Wells Fargo Core Bond Portfolio	0.02		0.01		682,157
Wells Fargo Large Company Value Portfolio	0.11		0.11		84,676
Wells Fargo Real Return Portfolio	0.43		0.40		282,302
Wells Fargo Small Company Growth Portfolio	0.00	*	0.00	*	54,762
Wells Fargo Small Company Value Portfolio	0.02		0.02		55,278

*	The amount invested is less than .005%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized losses
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2015 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 30.37%
iShares Global Infrastructure ETF				2,615	$106,587
Schwab International Equity ETF				10,484	297,536
Schwab U.S. Aggregate Bond ETF				8,248	443,165
Schwab U.S. Broad Market ETF				13,478	706,247
Schwab U.S. REIT ETF				2,499	109,381

Total Exchange-Traded Funds (Cost $1,606,403)					1,662,916

Investment Companies : 68.39%

Affiliated Master Portfolios : 21.39%
Wells Fargo C&B Large Cap Value Portfolio					127,489
Wells Fargo Core Bond Portfolio					531,980
Wells Fargo Large Company Value Portfolio					126,672
Wells Fargo Real Return Portfolio					220,530
Wells Fargo Small Company Growth Portfolio					81,995
Wells Fargo Small Company Value Portfolio					82,749

					1,171,415

Fixed-Income Funds : 18.58%
Wells Fargo International Bond Fund Class R6 (l)†				20,343	219,098
Wells Fargo Short-Term Bond Fund Institutional Class (l)				45,473	399,706
Wells Fargo Strategic Income Fund Institutional Class (l)				43,291	398,711

					1,017,515

Equity Funds : 28.42%
Calamos Market Neutral Income Fund Class I				20,720	268,940
Wells Fargo Diversified International Fund Class R6 (l)				30,910	353,301
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				15,698	159,958
Wells Fargo Endeavor Select Fund Institutional Class (l)†				19,810	188,197
Wells Fargo Enterprise Fund Class R6 (l)†				2,971	134,540
Wells Fargo Intrinsic Value Fund Class R6 (l)				10,540	126,274
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				12,582	188,724
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				4,040	136,519

					1,556,453

Total Investment Companies (Cost $3,714,358)					3,745,383

		Yield	Maturity date	Principal
Short-Term Investments : 0.09%

U.S. Treasury Securities : 0.09%
U.S. Treasury Bill #(z)		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,325,760)*	98.85%				5,413,299
Other assets and liabilities, net	1.15				62,993

Total net assets	100.00%				$5,476,292

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Dynamic Target 2015 Fund

*	Cost for federal income tax purposes is $5,332,791 and unrealized gains (losses) consists of:

Gross unrealized gains	$182,523
Gross unrealized losses	(102,015)

Net unrealized gains	$80,508

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2015 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,662,916	$0	$0	$1,662,916
Investment companies	2,573,968	0	0	2,573,968
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				1,171,415

Total assets	$4,241,884	$0	$0	$5,413,299

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,171,415. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The investment objective of each Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	29,792	1,710	592	30,910	$353,301
Wells Fargo Emerging Markets Equity Income Fund Class R6	15,909	616	827	15,698	159,958
Wells Fargo Endeavor Select Fund Institutional Class	19,614	501	305	19,810	188,197
Wells Fargo Enterprise Fund Class R6	3,023	80	132	2,971	134,540
Wells Fargo International Bond Fund Class R6	19,765	1,647	1,069	20,343	219,098
Wells Fargo Intrinsic Value Fund Class R6	10,319	243	22	10,540	126,274
Wells Fargo Premier Large Company Growth Fund Class R6	12,459	329	206	12,582	188,724
Wells Fargo Short-Term Bond Fund Institutional Class	41,805	4,237	569	45,473	399,706
Wells Fargo Special Mid Cap Value Fund Class R6	4,068	94	122	4,040	136,519
Wells Fargo Strategic Income Fund Institutional Class	40,667	3,376	752	43,291	398,711

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.04%	0.04%	$127,489
Wells Fargo Core Bond Portfolio	0.01	0.01	531,980
Wells Fargo Large Company Value Portfolio	0.15	0.16	126,672
Wells Fargo Real Return Portfolio	0.32	0.31	220,530
Wells Fargo Small Company Growth Portfolio	0.01	0.01	81,995
Wells Fargo Small Company Value Portfolio	0.04	0.04	82,749

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized losses
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Note	$392,766	$507

Wells Fargo Dynamic Target 2020 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 31.26%
iShares Global Infrastructure ETF				1,442	$58,776
Schwab International Equity ETF				12,311	349,386
Schwab U.S. Aggregate Bond ETF				6,373	342,421
Schwab U.S. Broad Market ETF				15,789	827,344
Schwab U.S. REIT ETF				2,435	106,580

Total Exchange-Traded Funds (Cost $1,635,076)					1,684,507

Investment Companies : 67.44%

Affiliated Master Portfolios : 19.89%
Wells Fargo C&B Large Cap Value Portfolio					149,409
Wells Fargo Core Bond Portfolio					410,797
Wells Fargo Large Company Value Portfolio					148,788
Wells Fargo Real Return Portfolio					170,099
Wells Fargo Small Company Growth Portfolio					96,066
Wells Fargo Small Company Value Portfolio					97,059

					1,072,218

Bond Funds : 14.54%
Wells Fargo International Bond Fund Class R6 (l)†				15,551	167,488
Wells Fargo Short-Term Bond Fund Institutional Class (l)				35,086	308,409
Wells Fargo Strategic Income Fund Institutional Class (l)				33,393	307,549

					783,446

Stock Funds : 33.01%
Calamos Market Neutral Income Fund Class I				20,508	266,197
Wells Fargo Diversified International Fund Class R6 (l)				36,234	414,151
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				18,463	188,141
Wells Fargo Endeavor Select Fund Institutional Class (l)†				23,289	221,248
Wells Fargo Enterprise Fund Class R6 (l)†				3,516	159,243
Wells Fargo Intrinsic Value Fund Class R6 (l)				12,368	148,167
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				14,742	221,132
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				4,753	160,620

					1,778,899

Total Investment Companies (Cost $3,626,181)					3,634,563

		Yield	Maturity date	Principal
Short-Term Investments : 0.09%

U.S. Treasury Securities : 0.09%
U.S. Treasury Bill #(z)		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,266,256)*	98.79%				5,324,070
Other assets and liabilities, net	1.21				65,478

Total net assets	100.00%				$5,389,548

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.

1

Portfolio of investments — August 31, 2016 (unaudited)	Wells Fargo Dynamic Target 2020 Fund

*	Cost for federal income tax purposes is $5,274,287 and unrealized gains (losses) consists of:

Gross unrealized gains	$167,664
Gross unrealized losses	(117,881)

Net unrealized gains	$49,783

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

2

Wells Fargo Dynamic Target 2020 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,684,507	$0	$0	$1,684,507
Investment companies	2,562,345	0	0	2,562,345
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				1,072,218

Total assets	$4,251,852	$0	$0	$5,324,070

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $1,072,218. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
C&B Large Cap Value Portfolio	seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation
Large Company Value Portfolio	seeks long-term capital appreciation
Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Small Company Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	34,923	2,056	745	36,234	$414,151
Wells Fargo Emerging Markets Equity Income Fund Class R6	18,721	538	796	18,463	188,141
Wells Fargo Endeavor Select Fund Institutional Class	23,007	505	223	23,289	221,248
Wells Fargo Enterprise Fund Class R6	3,573	98	155	3,516	159,243
Wells Fargo International Bond Fund Class R6	15,093	1,228	770	15,551	167,488
Wells Fargo Intrinsic Value Fund Class R6	12,107	373	112	12,368	148,167
Wells Fargo Premier Large Company Growth Fund Class R6	14,603	285	146	14,742	221,132
Wells Fargo Short-Term Bond Fund Institutional Class	32,087	3,245	246	35,086	308,409
Wells Fargo Special Mid Cap Value Fund Class R6	4,789	80	116	4,753	160,620
Wells Fargo Strategic Income Fund Institutional Class	31,187	2,627	421	33,393	307,549

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.05%	0.04%	$149,409
Wells Fargo Core Bond Portfolio	0.01	0.01	410,797
Wells Fargo Large Company Value Portfolio	0.18	0.19	148,788
Wells Fargo Real Return Portfolio	0.24	0.24	170,099
Wells Fargo Small Company Growth Portfolio	0.01	0.01	96,066
Wells Fargo Small Company Value Portfolio	0.04	0.04	97,059

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains (losses)
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2025 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 32.02%
iShares Global Infrastructure ETF				1,280	$52,173
Schwab International Equity ETF				14,086	399,761
Schwab U.S. Aggregate Bond ETF				4,733	254,304
Schwab U.S. Broad Market ETF				18,075	947,130
Schwab U.S. REIT ETF				1,355	59,307

Total Exchange-Traded Funds (Cost $1,665,242)					1,712,675

Investment Companies : 66.77%

Affiliated Master Portfolios : 18.57%
Wells Fargo C&B Large Cap Value Portfolio					171,074
Wells Fargo Core Bond Portfolio					304,731
Wells Fargo Large Company Value Portfolio					170,294
Wells Fargo Real Return Portfolio					126,097
Wells Fargo Small Company Growth Portfolio					110,031
Wells Fargo Small Company Value Portfolio					111,213

					993,440

Bond Funds : 10.86%
Wells Fargo International Bond Fund Class R6 (l)†				11,524	124,109
Wells Fargo Short-Term Bond Fund Institutional Class (l)				26,035	228,847
Wells Fargo Strategic Income Fund Institutional Class (l)				24,758	228,019

					580,975

Stock Funds : 37.34%
Calamos Market Neutral Income Fund Class I				20,389	264,643
Wells Fargo Diversified International Fund Class R6 (l)				41,504	474,396
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				21,136	215,381
Wells Fargo Endeavor Select Fund Institutional Class (l)†				26,708	253,729
Wells Fargo Enterprise Fund Class R6 (l)†				4,029	182,481
Wells Fargo Intrinsic Value Fund Class R6 (l)				14,161	169,644
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				16,887	253,305
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				5,435	183,652

					1,997,231

Total Investment Companies (Cost $3,570,079)					3,571,646

		Yield	Maturity date	Principal
Short-Term Investments : 0.09%

U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,240,320)*	98.88%				5,289,321
Other assets and liabilities, net	1.12				60,011

Total net assets	100.00%				$5,349,332

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,253,632 and unrealized gains (losses) consists of:

Gross unrealized gains	$180,364
Gross unrealized losses	(144,675)

Net unrealized gains	$35,689

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Wells Fargo Dynamic Target 2025 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,712,675	$0	$0	$1,712,675
Investment companies	2,578,206	0	0	2,578,206
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				993,440

Total assets	$4,295,881	$0	$0	$5,289,321

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $993,440. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
C&B Large Cap Value Portfolio	seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Large Company Value Portfolio	seeks long-term capital appreciation
Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Small Company Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	40,448	1,820	764	41,504	$474,396
Wells Fargo Emerging Markets Equity Income Fund Class R6	21,645	414	923	21,136	215,381
Wells Fargo Endeavor Select Fund Institutional Class	26,665	313	270	26,708	253,729
Wells Fargo Enterprise Fund Class R6	4,136	86	193	4,029	182,481
Wells Fargo International Bond Fund Class R6	11,328	1,054	858	11,524	124,109
Wells Fargo Intrinsic Value Fund Class R6	14,010	226	75	14,161	169,644
Wells Fargo Premier Large Company Growth Fund Class R6	16,918	94	125	16,887	253,305
Wells Fargo Short-Term Bond Fund Institutional Class	24,065	2,670	700	26,035	228,847
Wells Fargo Special Mid Cap Value Fund Class R6	5,546	57	168	5,435	183,652
Wells Fargo Strategic Income Fund Class R6	23,392	2,212	846	24,758	228,019

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period	% of ownership, end of period	Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.06%	0.05%	$171,074
Wells Fargo Core Bond Portfolio	0.01	0.01	304,731
Wells Fargo Large Company Value Portfolio	0.21	0.21	170,294
Wells Fargo Real Return Portfolio	0.18	0.18	126,097
Wells Fargo Small Company Growth Portfolio	0.01	0.01	110,031
Wells Fargo Small Company Value Portfolio	0.05	0.05	111,213

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2030 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 32.74%
iShares Global Infrastructure ETF				150	$6,114
Schwab International Equity ETF				15,717	446,048
Schwab U.S. Aggregate Bond ETF				3,109	167,047
Schwab U.S. Broad Market ETF				20,155	1,056,122
Schwab U.S. REIT ETF				1,195	52,305

Total Exchange-Traded Funds (Cost $1,685,520)					1,727,636

Investment Companies : 66.03%

Affiliated Master Portfolios : 17.25%
Wells Fargo C&B Large Cap Value Portfolio					190,836
Wells Fargo Core Bond Portfolio					200,100
Wells Fargo Large Company Value Portfolio					189,856
Wells Fargo Real Return Portfolio					82,759
Wells Fargo Small Company Growth Portfolio					122,685
Wells Fargo Small Company Value Portfolio					124,025

					910,261

Bond Funds : 7.23%
Wells Fargo International Bond Fund Class R6 (l)†				7,570	81,534
Wells Fargo Short-Term Bond Fund Institutional Class (l)				17,094	150,254
Wells Fargo Strategic Income Fund Institutional Class (l)				16,256	149,717

					381,505

Stock Funds : 41.55%
Calamos Market Neutral Income Fund Class I				20,107	260,987
Wells Fargo Diversified International Fund Class R6 (l)				46,336	529,621
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				23,589	240,370
Wells Fargo Endeavor Select Fund Institutional Class (l)†				29,774	282,853
Wells Fargo Enterprise Fund Class R6 (l)†				4,491	203,414
Wells Fargo Intrinsic Value Fund Class R6 (l)				15,767	188,889
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				18,842	282,625
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,051	204,454

					2,193,213

Total Investment Companies (Cost $3,500,174)					3,484,979

		Yield	Maturity date	Principal
Short-Term Investments : 0.09%

U.S. Treasury Securities : 0.09%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,190,693)*	98.86%				5,217,615
Other assets and liabilities, net	1.14				60,060

Total net assets	100.00%				$5,277,675

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,208,475 and unrealized gains (losses) consists of:

Gross unrealized gains	$81,504
Gross unrealized losses	(72,364)

Net unrealized gains	$9,140

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Wells Fargo Dynamic Target 2030 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,727,636	$0	$0	$1,727,636
Investment companies	2,574,718	0	0	2,574,718
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				910,261

Total assets	$4,307,861	$0	$0	$5,218,122

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $910,261. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
C&B Large Cap Value Portfolio	seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Large Company Value Portfolio	seeks long-term capital appreciation
Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Small Company Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	45,343	1,872	879	46,336	$529,621
Wells Fargo Emerging Markets Equity Income Fund Class R6	24,282	549	1,242	23,589	240,370
Wells Fargo Endeavor Select Fund Institutional Class	29,879	361	466	29,774	282,853
Wells Fargo Enterprise Fund Class R6	4,608	92	209	4,491	203,414
Wells Fargo International Bond Fund Class R6	7,426	937	793	7,570	81,534
Wells Fargo Intrinsic Value Fund Class R6	15,710	107	50	15,767	188,889
Wells Fargo Premier Large Company Growth Fund Class R6	18,961	106	225	18,842	282,625
Wells Fargo Short-Term Bond Fund Institutional Class	15,716	2,303	925	17,094	150,254
Wells Fargo Special Mid Cap Value Fund Class R6	6,195	60	204	6,051	204,454
Wells Fargo Strategic Income Fund Institutional Class	15,278	1,893	915	16,256	149,717

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.06%		0.05%		$190,836
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	200,100
Wells Fargo Large Company Value Portfolio	0.23		0.24		189,856
Wells Fargo Real Return Portfolio	0.12		0.12		82,759
Wells Fargo Small Company Growth Portfolio	0.01		0.01		122,685
Wells Fargo Small Company Value Portfolio	0.06		0.06		124,025

*	The amount invested is less than 0.005%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gain
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2035 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.01%
Schwab International Equity ETF				16,775	$476,075
Schwab U.S. Aggregate Bond ETF				2,039	109,555
Schwab U.S. Broad Market ETF				21,530	1,128,172
Schwab U.S. REIT ETF				140	6,128

Total Exchange-Traded Funds (Cost $1,683,189)					1,719,930

Investment Companies : 65.74%

Affiliated Master Portfolios : 16.42%
Wells Fargo C&B Large Cap Value Portfolio					203,655
Wells Fargo Core Bond Portfolio					131,212
Wells Fargo Large Company Value Portfolio					202,629
Wells Fargo Real Return Portfolio					54,270
Wells Fargo Small Company Growth Portfolio					130,920
Wells Fargo Small Company Value Portfolio					132,450

					855,136

Bond Funds : 4.80%
Wells Fargo International Bond Fund Class R6 (l)†				4,966	53,480
Wells Fargo Short-Term Bond Fund Institutional Class (l)				11,212	98,556
Wells Fargo Strategic Income Fund Institutional Class (l)				10,667	98,242

					250,278

Stock Funds : 44.52%
Calamos Market Neutral Income Fund Class I				19,852	257,680
Wells Fargo Diversified International Fund Class R6 (l)				49,411	564,762
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				25,162	256,400
Wells Fargo Endeavor Select Fund Institutional Class (l)				31,767	301,788
Wells Fargo Enterprise Fund Class R6 (l)				4,796	217,194
Wells Fargo Intrinsic Value Fund Class R6 (l)				16,828	201,597
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				20,095	301,430
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,470	218,637

					2,319,488

Total Investment Companies (Cost $3,454,809)					3,424,902

		Yield	Maturity date	Principal
Short-Term Investments : 0.10%

U.S. Treasury Securities : 0.10%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,142,999)*	98.85%				5,149,832
Other assets and liabilities, net	1.15				59,964

Total net assets	100.00%				$5,209,796

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,165,251 and unrealized gains (losses) consists of:

Gross unrealized gains	$74,742
Gross unrealized losses	(90,161)

Net unrealized losses	$(15,419)

Abbreviations:

ETF	Exchange-traded fund
REIT	Real estate investment trust

1

Wells Fargo Dynamic Target 2035 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,719,930	$0	$0	$1,719,930
Investment companies	2,569,766	0	0	2,569,766
Short-term investments
U.S. Treasury Securities	5,000	0	0	5,000
Investments measured at net asset value*				855,136

Total assets	$4,294,696	$0	$0	$5,149,832

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $855,136. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments. The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
C&B Large Cap Value Portfolio	seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Large Company Value Portfolio	seeks long-term capital appreciation
Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Small Company Growth Portfolio	seeks long-term capital appreciation
Small Company Value Portfolio	seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	48,108	2,172	869	49,411	$564,762
Wells Fargo Emerging Markets Equity Income Fund Class R6	25,721	602	1,160	25,162	256,400
Wells Fargo Endeavor Select Fund Institutional Class	31,745	550	527	31,767	301,788
Wells Fargo Enterprise Fund Class R6	4,907	114	225	4,796	217,194
Wells Fargo International Bond Fund Class R6	4,862	674	570	4,966	53,480
Wells Fargo Intrinsic Value Fund Class R6	16,667	226	65	16,828	201,597
Wells Fargo Premier Large Company Growth Fund Class R6	20,115	170	190	20,095	301,430
Wells Fargo Short-Term Bond Fund Institutional Class	10,291	1,630	709	11,212	98,556
Wells Fargo Special Mid Cap Value Fund Class R6	6,592	94	216	6,470	218,637
Wells Fargo Strategic Income Fund Institutional Class	10,002	1,373	708	10,667	98,242

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$203,655
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	131,212
Wells Fargo Large Company Value Portfolio	0.25		0.25		202,629
Wells Fargo Real Return Portfolio	0.08		0.08		54,270
Wells Fargo Small Company Growth Portfolio	0.01		0.01		130,920
Wells Fargo Small Company Value Portfolio	0.06		0.06		132,450

*	The amount invested is less than 0.005%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts for to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2040 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.59%
Schwab International Equity ETF				17,542	$497,842
Schwab U.S. Aggregate Bond ETF				1,236	66,410
Schwab U.S. Broad Market ETF				22,499	1,178,948

Total Exchange-Traded Funds (Cost $1,705,746)					1,743,200

Investment Companies : 65.08%

Affiliated Master Portfolios : 15.67%
Wells Fargo C&B Large Cap Value Portfolio					213,052
Wells Fargo Core Bond Portfolio					79,762
Wells Fargo Large Company Value Portfolio					211,942
Wells Fargo Real Return Portfolio					33,214
Wells Fargo Small Company Growth Portfolio					136,842
Wells Fargo Small Company Value Portfolio					138,487

					813,299

Bond Funds : 2.94%
Wells Fargo International Bond Fund Class R6 (l)†				3,030	32,634
Wells Fargo Short-Term Bond Fund Institutional Class (l)				6,820	59,949
Wells Fargo Strategic Income Fund Institutional Class (l)				6,491	59,784

					152,367

Stock Funds : 46.47%
Calamos Market Neutral Income Fund Class I				19,760	256,488
Wells Fargo Diversified International Fund Class R6 (l)				51,634	590,176
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				26,301	268,011
Wells Fargo Endeavor Select Fund Institutional Class (l)†				33,194	315,347
Wells Fargo Enterprise Fund Class R6 (l)†				5,015	227,142
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,610	210,971
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				21,005	315,076
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,764	228,572

					2,411,783

Total Investment Companies (Cost $3,409,558)					3,377,449

		Yield	Maturity date	Principal
Short-Term Investments : 0.10%

U.S. Treasury Securities : 0.10%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,120,303)*	98.77%				5,125,649
Other assets and liabilities, net	1.23				63,692

Total net assets	100.00%				$5,189,341

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,152,310 and unrealized gains (losses) consists of:

Gross unrealized gains	$167,565
Gross unrealized losses	(194,226)

Net unrealized losses	$(26,661)

Abbreviations:

ETF	Exchange-traded fund

1

Wells Fargo Dynamic Target 2040 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Portfolio’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,743,200	$0	$0	$1,743,200
Investment companies	2,564,150	0	0	2,564,150
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				813,299

Total assets	$4,312,350	$0	$0	$5,125,649

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $813,299. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,806	1,410	582	51,634	$590,176
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,749	528	1,976	26,301	268,011
Wells Fargo Endeavor Select Fund Institutional Class	33,204	691	701	33,194	315,347
Wells Fargo Enterprise Fund Class R6	5,128	101	214	5,015	227,142
Wells Fargo International Bond Fund Class R6	3,052	422	444	3,030	32,634
Wells Fargo Intrinsic Value Fund Class R6	17,620	173	183	17,610	210,971
Wells Fargo Premier Large Company Growth Fund Class R6	21,100	191	286	21,005	315,076
Wells Fargo Short-Term Bond Fund Institutional Class	6,399	973	552	6,820	59,949
Wells Fargo Special Mid Cap Value Fund Class R6	6,898	55	189	6,764	228,572
Wells Fargo Strategic Income Fund Institutional Class	6,216	833	558	6,491	59,784

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$213,052
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	79,762
Wells Fargo Large Company Value Portfolio	0.26		0.27		211,942
Wells Fargo Real Return Portfolio	0.05		0.05		33,214
Wells Fargo Small Company Growth Portfolio	0.01		0.01		136,842
Wells Fargo Small Company Value Portfolio	0.06		0.06		138,487

*	The amount invested is less than 0.005%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2045 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.82%
Schwab International Equity ETF				17,715	$502,752
Schwab U.S. Aggregate Bond ETF				972	52,226
Schwab U.S. Broad Market ETF				22,731	1,191,104

Total Exchange-Traded Funds (Cost $1,709,340)					1,746,082

Investment Companies : 64.87%

Affiliated Master Portfolios : 15.43%
Wells Fargo C&B Large Cap Value Portfolio					215,123
Wells Fargo Core Bond Portfolio					62,781
Wells Fargo Large Company Value Portfolio					214,023
Wells Fargo Real Return Portfolio					26,178
Wells Fargo Small Company Growth Portfolio					138,410
Wells Fargo Small Company Value Portfolio					140,036

					796,551

Fixed-Income Funds : 2.32%
Wells Fargo International Bond Fund Class R6 (l)†				2,389	25,731
Wells Fargo Short-Term Bond Fund Institutional Class (l)				5,369	47,198
Wells Fargo Strategic Income Fund Institutional Class (l)				5,110	47,067

					119,996

Equity Funds : 47.12%
Calamos Market Neutral Income Fund Class I				19,664	255,234
Wells Fargo Diversified International Fund Class R6 (l)				52,179	596,404
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				26,570	270,751
Wells Fargo Endeavor Select Fund Institutional Class (l)†				33,555	318,774
Wells Fargo Enterprise Fund Class R6 (l)†				5,063	229,285
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,782	213,024
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				21,233	318,493
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,829	230,736

					2,432,701

Total Investment Companies (Cost $3,385,271)					3,349,248

		Yield	Maturity date	Principal
Short-Term Investments : 0.10%

U.S. Treasury Securities : 0.10%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,099,610)*	98.79%				5,100,330
Other assets and liabilities, net	1.21				62,673

Total net assets	100.00%				$5,163,003

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,129,066 and unrealized gains (losses) consists of:

Gross unrealized gains	$165,981
Gross unrealized losses	(194,717)

Net unrealized losses	$(28,736)

Abbreviations:

ETF	Exchange-traded fund

Wells Fargo Dynamic Target 2045 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,746,082	$0	$0	$1,746,082
Investment companies	2,552,697	0	0	2,552,697
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				796,551

Total assets	$4,303,779	$0	$0	$5,100,330

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $796,551. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	51,090	1,670	581	52,179	$596,404
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,405	552	1,387	26,570	270,751
Wells Fargo Endeavor Select Fund Institutional Class	33,574	719	738	33,555	318,774
Wells Fargo Enterprise Fund Class R6	5,165	106	208	5,063	229,285
Wells Fargo International Bond Fund Class R6	2,400	372	383	2,389	25,731
Wells Fargo Intrinsic Value Fund Class R6	17,713	249	180	17,782	213,024
Wells Fargo Premier Large Company Growth Fund Class R6	21,347	188	302	21,233	318,493
Wells Fargo Short-Term Bond Fund Institutional Class	5,029	819	479	5,369	47,198
Wells Fargo Special Mid Cap Value Fund Class R6	6,958	70	199	6,829	230,736
Wells Fargo Strategic Income Fund Institutional Class	4,884	733	507	5,110	47,067

In addition, the Fund’s ownership of affiliated Master Portfolios was as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$215,123
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	62,781
Wells Fargo Large Company Value Portfolio	0.26		0.27		214,023
Wells Fargo Real Return Portfolio	0.04		0.04		26,178
Wells Fargo Small Company Growth Portfolio	0.01		0.01		138,410
Wells Fargo Small Company Value Portfolio	0.06		0.06		140,036

*	The amount invested is less than 0.005%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2050 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.83%
Schwab International Equity ETF				17,688	$501,982
Schwab U.S. Aggregate Bond ETF				950	51,044
Schwab U.S. Broad Market ETF				22,694	1,189,166

Total Exchange-Traded Funds (Cost $1,705,568)					1,742,192

Investment Companies : 64.83%

Affiliated Master Portfolios : 15.40%
Wells Fargo C&B Large Cap Value Portfolio					214,835
Wells Fargo Core Bond Portfolio					61,216
Wells Fargo Large Company Value Portfolio					213,744
Wells Fargo Real Return Portfolio					25,389
Wells Fargo Small Company Growth Portfolio					137,999
Wells Fargo Small Company Value Portfolio					139,622

					792,805

Bond Funds : 2.27%
Wells Fargo International Bond Fund Class R6 (l)†				2,317	24,957
Wells Fargo Short-Term Bond Fund Institutional Class (l)				5,231	45,984
Wells Fargo Strategic Income Fund Institutional Class (l)				4,979	45,859

					116,800

Stock Funds : 47.16%
Calamos Market Neutral Income Fund Class I				19,605	254,476
Wells Fargo Diversified International Fund Class R6 (l)				52,089	595,372
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				26,523	270,270
Wells Fargo Endeavor Select Fund Institutional Class (l)†				33,493	318,179
Wells Fargo Enterprise Fund Class R6 (l)†				5,055	228,960
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,760	212,771
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				21,193	317,895
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,819	230,427

					2,428,350

Total Investment Companies (Cost $3,365,651)					3,337,955

		Yield	Maturity date	Principal
Short-Term Investments : 0.10%

U.S. Treasury Securities : 0.10%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $4,999)					5,000

Total investments in securities (Cost $5,076,218)*	98.76%				5,085,147
Other assets and liabilities, net	1.24				63,761

Total net assets	100.00%				$5,148,908

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,106,020 and unrealized gains (losses) consists of:

Gross unrealized gains	$173,917
Gross unrealized losses	(194,790)

Net unrealized losses	$(20,873)

Abbreviations:

ETF	Exchange-traded fund

1

Wells Fargo Dynamic Target 2050 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end investment companies are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

1

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,742,192	$0	$0	$1,742,192
Investment companies	2,545,150	0	0	2,545,150
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				792,805

Total assets	$4,292,342	$0	$0	$5,085,147

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $792,805. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,959	1,725	595	52,089	$595,372
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,289	585	1,351	26,523	270,270
Wells Fargo Endeavor Select Fund Institutional Class	33,498	746	751	33,493	318,179
Wells Fargo Enterprise Fund Class R6	5,158	108	211	5,055	228,960
Wells Fargo International Bond Fund Class R6	2,354	342	379	2,317	24,957
Wells Fargo Intrinsic Value Fund Class R6	17,669	276	185	17,760	212,771
Wells Fargo Premier Large Company Growth Fund Class R6	21,287	204	298	21,193	317,895
Wells Fargo Short-Term Bond Fund Institutional Class	4,947	758	474	5,231	45,984
Wells Fargo Special Mid Cap Value Fund Class R	6,945	72	198	6,819	230,427
Wells Fargo Strategic Income Fund Institutional Class	4,804	671	496	4,979	45,859

					2,290,674

2

In addition, the Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$214,835
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	61,216
Wells Fargo Large Company Value Portfolio	0.26		0.27		213,744
Wells Fargo Real Return Portfolio	0.04		0.04		25,389
Wells Fargo Small Company Growth Portfolio	0.01		0.01		137,999
Wells Fargo Small Company Value Portfolio	0.06		0.06		139,622

					792,805

*	The amount invested is less than 0.01%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure to certain asset classes consistent with an active asset allocation strategy.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

3

Wells Fargo Dynamic Target 2055 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.82%
Schwab International Equity ETF				17,670	$501,475
Schwab U.S. Aggregate Bond ETF				949	50,990
Schwab U.S. Broad Market ETF				22,673	1,188,065

Total Exchange-Traded Funds (Cost $1,704,049)					1,740,530

Investment Companies : 64.80%

Affiliated Master Portfolios : 15.39%
Wells Fargo C&B Large Cap Value Portfolio					214,628
Wells Fargo Core Bond Portfolio					61,156
Wells Fargo Large Company Value Portfolio					213,540
Wells Fargo Real Return Portfolio					25,364
Wells Fargo Small Company Growth Portfolio					137,864
Wells Fargo Small Company Value Portfolio					139,476

					792,028

Bond Funds : 2.27%
Wells Fargo International Bond Fund Class R6 (l)†				2,315	24,934
Wells Fargo Short-Term Bond Fund Institutional Class (l)				5,226	45,939
Wells Fargo Strategic Income Fund Institutional Class (l)				4,974	45,815

					116,688

Stock Funds : 47.14%
Calamos Market Neutral Income Fund Class I				19,587	254,233
Wells Fargo Diversified International Fund Class R6 (l)				52,037	594,787
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				26,497	270,003
Wells Fargo Endeavor Select Fund Institutional Class (l)†				33,461	317,876
Wells Fargo Enterprise Fund Class R6 (l)†				5,051	228,740
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,744	212,568
Wells Fargo Premier Large Company Growth Fund Class R6 (l)†				21,173	317,589
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,813	230,204

					2,426,000

Total Investment Companies (Cost $3,363,167)					3,334,716

Short-Term Investments : 0.10%

		Yield	Maturity date	Principal
U.S. Treasury Securities : 0.10%
U.S. Treasury Bill #(z)		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $5,000)					5,000

Total investments in securities (Cost $5,072,216)*	98.72%				5,080,246
Other assets and liabilities, net	1.28				65,644

Total net assets	100.00%				$5,145,890

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
†	Non-income-earning security
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
(z)	Zero coupon security. The rate represents the current yield to maturity.
*	Cost for federal income tax purposes is $5,101,491 and unrealized gains (losses) consists of:

Gross unrealized gains	$169,592
Gross unrealized losses	(190,837)

Net unrealized losses	$(21,245)

Abbreviations:

ETF	Exchange-traded fund

1

Wells Fargo Dynamic Target 2055 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end mutual fund are valued at net asset per share as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,740,530	$0	$0	$1,740,530
Investment companies	2,542,688	0	0	2,542,688
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				792,028

Total assets	$4,288,218	$0	$0	$5,080,246

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $792,028. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments.

The investment objective of each affiliated Master Portfolio is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	Seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	Seeks total return, consisting of income and capital appreciation
Wells Fargo Large Company Value Portfolio	Seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	Seeks returns that exceed inflation over the long-term
Wells Fargo Small Company Growth Portfolio	Seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	Seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period*	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,920	1,735	618	52,037	$594,787
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,258	586	1,347	26,497	270,003
Wells Fargo Endeavor Select Fund Institutional Class	33,480	728	747	33,461	317,876
Wells Fargo Enterprise Fund Class R6	5,158	109	216	5,051	228,740
Wells Fargo International Bond Fund Class R6	2,352	344	381	2,315	24,934
Wells Fargo Intrinsic Value Fund Class R6	17,654	271	181	17,744	212,568
Wells Fargo Premier Large Company Growth Fund Class R6	21,272	195	294	21,173	317,589
Wells Fargo Short-Term Bond Fund Institutional Class	4,942	760	476	5,226	45,939
Wells Fargo Special Mid Cap Value Fund Class R6	6,941	73	201	6,813	230,204
Wells Fargo Strategic Income Fund Institutional Class	4,800	672	498	4,974	45,815

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$214,628
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	61,156
Wells Fargo Large Company Value Portfolio	0.26		0.27		213,540
Wells Fargo Real Return Portfolio	0.04		0.04		25,364
Wells Fargo Small Company Growth Portfolio	0.01		0.01		137,864
Wells Fargo Small Company Value Portfolio	0.06		0.06		139,476

*	The amount invested is less than 0.01%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at August 31, 2016	Unrealized gains
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

Wells Fargo Dynamic Target 2060 Fund	Portfolio of investments — August 31, 2016 (unaudited)

Security name				Shares	Value
Exchange-Traded Funds : 33.83%
Schwab International Equity ETF				17,692	$502,099
Schwab U.S. Aggregate Bond ETF				951	51,097
Schwab U.S. Broad Market ETF				22,701	1,189,532

Total Exchange-Traded Funds (Cost $1,706,007)					1,742,728

Investment Companies : 64.83%

Affiliated Master Portfolios : 15.40%
Wells Fargo C&B Large Cap Value Portfolio					214,881
Wells Fargo Core Bond Portfolio					61,227
Wells Fargo Large Company Value Portfolio					213,816
Wells Fargo Real Return Portfolio					25,397
Wells Fargo Small Company Growth Portfolio					138,024
Wells Fargo Small Company Value Portfolio					139,626

					792,971

Bond Funds : 2.27%
Wells Fargo International Bond Fund Class R6 (l) †				2,319	24,975
Wells Fargo Short-Term Bond Fund Institutional Class (l)				5,232	45,993
Wells Fargo Strategic Income Fund Institutional Class (l)				4,981	45,871

					116,839

Stock Funds : 47.16%
Calamos Market Neutral Income Fund Class I				19,610	254,542
Wells Fargo Diversified International Fund Class R6 (l)				52,101	595,511
Wells Fargo Emerging Markets Equity Income Fund Class R6 (l)				26,538	270,417
Wells Fargo Endeavor Select Fund Institutional Class (l) †				33,505	318,295
Wells Fargo Enterprise Fund Class R6 (l) †				5,057	229,017
Wells Fargo Intrinsic Value Fund Class R6 (l)				17,767	212,854
Wells Fargo Premier Large Company Growth Fund Class R6 (l) †				21,199	317,981
Wells Fargo Special Mid Cap Value Fund Class R6 (l)				6,821	230,468

					2,429,085

Total Investment Companies (Cost $3,367,798)					3,338,895

		Yield	Maturity date	Principal
Short-Term Investments : 0.10%

U.S. Treasury Securities : 0.10%
U.S. Treasury Bill (z)#		0.25%	9-15-2016	$5,000	5,000

Total Short-Term Investments (Cost $5,000)					5,000

Total investments in securities (Cost $5,078,805)*	98.76%				5,086,623
Other assets and liabilities, net	1.24				63,907

Total net assets	100.00%				$5,150,530

(l)	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
(z)	Zero coupon security. The rate represents the current yield to maturity.
#	All or a portion of this security is segregated as collateral for investments in derivative instruments.
*	Cost for federal income tax purposes is $5,107,538 and unrealized gains (losses) consists of:

Gross unrealized gains	$173,542
Gross unrealized losses	(194,457)

Net unrealized losses	(20,915)

Abbreviations:

ETF                 Exchange-traded fund

1

Wells Fargo Dynamic Target 2060 Fund (the “Fund”)

Notes to Portfolio of investments – August 31, 2016 (unaudited)

The Fund is a fund-of-funds that primarily invests in various affiliated mutual funds, unaffiliated mutual funds and exchange-traded funds to gain exposure to the following asset classes: equity, fixed income and alternative-style investments. Investment in affiliated mutual funds may include investments in one or more separate diversified portfolios (each, an “affiliated Master Portfolio”, collectively, the “affiliated Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Since each affiliated Master Portfolio directly acquires portfolio securities, the Fund acquires an indirect interest in those securities.

Securities valuation

All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.

Investments in underlying open-end mutual funds are valued at net asset per share as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in affiliated Master Portfolios are valued daily based on each Fund’s proportionate share of each affiliated Master Portfolio’s net assets, which are also valued daily.

Equity securities and futures that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, the prior day’s price will be deemed “stale” and a fair value price will be determined in accordance with the Fund’s Valuation Procedures.

Debt securities are valued at the evaluated bid price provided by an independent pricing service or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.

Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees of the Fund. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Management Valuation Team of Wells Fargo Funds Management, LLC (“Funds Management”). The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Management Valuation Team which may include items for ratification.

Valuations of fair valued securities are compared to the next actual sales price when available, or other appropriate market values, to assess the continued appropriateness of the fair valuation methodologies used. These securities are fair valued on a day-to-day basis, taking into consideration changes to appropriate market information and any significant changes to the inputs considered in the valuation process until there is a readily available price provided on an exchange or by an independent pricing service. Valuations received from an independent pricing service or independent broker-dealer quotes are periodically validated by comparisons to most recent trades and valuations provided by other independent pricing services in addition to the review of prices by the manager and/or subadviser. Unobservable inputs used in determining fair valuations are identified based on the type of security, taking into consideration factors utilized by market participants in valuing the investment, knowledge about the issuer and the current market environment.

Futures contracts

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Fluctuations in the value of the contracts are recorded as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Fair valuation measurements

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to significant unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

Level 1 –	quoted prices in active markets for identical securities

Level 2 –	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, use of amortized cost, etc.)

Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2016:

	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in :
Exchange-traded funds	$1,742,728	$0	$0	$1,742,728
Investment companies	2,545,924	0	0	2,545,924
Short-term investments
U.S. Treasury securities	5,000	0	0	5,000
Investments measured at net asset value*				792,971

Total assets	$4,293,652	$0	$0	$5,086,623

*	Investments that are measured at fair value using the net asset value per share (or its equivalent) as a practical expedient have not been categorized in the fair value hierarchy.

The Fund recognizes transfers between levels within the fair value hierarchy at the end of the reporting period. At August 31, 2016, the Fund did not have any transfers into/out of Level 1, Level 2, or Level 3.

At August 31, 2016, the aggregated affiliated Master Portfolios measured at fair value using the net asset value per share (or its equivalent) as a practical expedient were valued at $792,971. Each affiliated Master Portfolio does not have a redemption period notice, can be redeemed daily and does not have any unfunded commitments

The investment objective of each affiliated Master Portfolios is as follows:

Affiliated Master Portfolio	Investment objective
Wells Fargo C&B Large Cap Value Portfolio	seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal
Wells Fargo Core Bond Portfolio	seeks total return, consisting of income and capital appreciation.
Wells Fargo Large Company Value Portfolio	seeks long-term capital appreciation
Wells Fargo Real Return Portfolio	seeks returns that exceed the rate of inflation over the long-term
Wells Fargo Small Company Growth Portfolio	seeks long-term capital appreciation
Wells Fargo Small Company Value Portfolio	seeks long-term capital appreciation

Investments in affiliates

An affiliated investment is a company which is under common ownership or control of the Fund or which the Fund has ownership of at least 5% of the outstanding voting shares. The following is a summary of transactions for the long-term holdings of issuers that were affiliates of the Fund at the beginning of the period or the end of the period.

	Shares, beginning of period	Shares purchased	Shares sold	Shares, end of period	Value, end of period
Wells Fargo Diversified International Fund Class R6	50,970	1,740	609	52,101	595,511
Wells Fargo Emerging Markets Equity Income Fund Class R6	27,299	587	1,348	26,538	270,417
Wells Fargo Endeavor Select Fund Institutional Class	33,509	762	766	33,505	318,295
Wells Fargo Enterprise Fund Class R6	5,158	108	209	5,057	229,017
Wells Fargo International Bond Fund Class R6	2,358	342	381	2,319	$24,975
Wells Fargo Intrinsic Value Fund Class R6	17,674	282	189	17,767	212,854
Wells Fargo Premier Large Company Growth Fund Class R6	21,293	203	297	21,199	317,981
Wells Fargo Short-Term Bond Fund Institutional Class	4,955	750	473	5,232	45,993
Wells Fargo Special Mid Cap Value Fund Class R6	6,946	74	199	6,821	230,468
Wells Fargo Strategic Income Fund Institutional Class	4,810	666	495	4,981	45,871

					$2,291,382

In addition, the Fund invested in affiliated Master Portfolios. The Fund’s ownership of affiliated Master Portfolios is as follows:

	% of ownership, beginning of period		% of ownership, end of period		Value, end of period
Wells Fargo C&B Large Cap Value Portfolio	0.07%		0.06%		$214,881
Wells Fargo Core Bond Portfolio	0.00	*	0.00	*	61,227
Wells Fargo Large Company Value Portfolio	0.26		0.27		213,816
Wells Fargo Real Return Portfolio	0.04		0.04		25,397
Wells Fargo Small Company Growth Portfolio	0.01		0.01		138,024
Wells Fargo Small Company Value Portfolio	0.06		0.06		139,626

*	The amount invested is less than 1%.

Derivative transactions

For the three months ended August 31, 2016, the Fund entered into futures contracts to gain market exposure.

At August 31, 2016, the Fund had short futures contracts outstanding as follows:

Expiration date	Counterparty	Contracts	Type	Contract value at 8/31/2016	Unrealized gains
12-20-2016	Goldman Sachs	3 Short	10-Year U.S. Treasury Notes	$392,766	$507

ITEM 2. CONTROLS AND PROCEDURES

(a) The President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

Wells Fargo Funds Trust

By:	/s/ Karla M. Rabusch

Karla M. Rabusch
President

Date:	October 26, 2016

By:	/s/ Nancy Wiser

Nancy Wiser
Treasurer

Date:	October 26, 2016

By:	/s/ Jeremy DePalma

Jeremy DePalma
Treasurer

Date:	October 26, 2016